Income Taxes (Details) - Schedule of income or loss before income tax - USD ($)	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Taxes (Details) - Schedule of income or loss before income tax [Line Items]
Total income tax	$ (15,872,810)	$ (53,638,860)
Switzerland [Member]
Income Taxes (Details) - Schedule of income or loss before income tax [Line Items]
Total income tax	(15,911,398)	(53,663,726)
Foreign [Member]
Income Taxes (Details) - Schedule of income or loss before income tax [Line Items]
Total income tax	$ 38,588	$ 24,866